Investment in associates (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment in associate	$ 87,254,971	$ 72,844,317
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity attributable to holders of the parent	$ 207,286,641	$ 189,348,818
Participation in an investment in associate	42.31%	42.31%
Subtotal investment in associate	$ 87,702,978	$ 80,113,485
Lower value of investment	(12,888,864)	(14,273,596)
Investment in associate	74,814,114	65,839,889
Distribuidorade Gasdel Centro S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity attributable to holders of the parent	$ 186,038,545	$ 166,635,257
Participation in an investment in associate	17.20%	17.20%
Subtotal investment in associate	$ 31,998,630	$ 28,661,264
Lower value of investment	(19,557,773)	(21,656,836)
Investment in associate	$ 12,440,857	$ 7,004,428